Convertible Note Arrangement - 2028 Notes (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 13, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Nov. 15, 2022 $ / shares	Apr. 07, 2021 $ / shares
Subsequent Events
Interest rate		6.95%
Warrants to purchase common shares | shares		3,464,177
Purchase of existing notes		$ 51,000
Minimum liquidity balance		7,500
Exercise price | $ / shares			$ 3.78
Share price | $ / shares				$ 5.22
2028 Notes
Subsequent Events
Purchase of existing notes		36,000
Minimum liquidity balance		$ 2,000
Subscription agreements
Subsequent Events
Increased annual interest rate through the issuance of Common Shares	11.125%
Warrants exercisable term	5 years
Exercise price | $ / shares	$ 2.48
Subscription agreements | 2028 Notes
Subsequent Events
Principal amount	$ 51,000
Interest rate	8.99%
Warrants to purchase common shares | shares	10,796,054
Net proceeds of note offering, after the purchase and cancellation of notes and payment of accrued and unpaid interest	$ 14,000
Initial conversion rate	403.2140
Initial conversion price | $ / shares	$ 2.48
Minimum liquidity balance	$ 2,000
Cash fee for transaction costs (as a percent)	4.00%
Cash fee by issuance of Common Shares | shares	27,500
Share price | $ / shares	$ 2.18
Additional placement agent fee by issuance of Common Shares | shares	50,000
Subscription agreements | 2028 Notes | Common Shares
Subsequent Events
Principal amount	$ 1
Subscription agreements | Convertible Note
Subsequent Events
Interest rate	0.0695%
Purchase of existing notes	$ 36,000
Subscription agreements | In the event the Company achieves a third-party green bond designation | 2028 Notes
Subsequent Events
Increased annual interest rate through the issuance of Common Shares	10.75%
Interest rate on future cash interest payments in the event the Company achieves a third-party green bond designation	8.75%